Commitments and Contingencies - Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-cancellable operating leases [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	$ 25,861	$ 49,063
Less than one year [member]
Non-cancellable operating leases [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	13,737	20,317
1 to 5 years [member]
Non-cancellable operating leases [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	9,977	25,621
More than 5 years [member]
Non-cancellable operating leases [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	$ 2,147	$ 3,125